Derivative instruments and hedging activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 59,700
Fair value	474	$ (1,833)
Notional amount	106,021	135,484
Other current assets [Member] | Not designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	35	56
Notional amount of derivative asset	50,144	36,882
Other current assets [Member] | Designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	486	793
Notional amount of derivative asset	44,052	10,417
Accrued expenses and other current liabilities [Member] | Not designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(46)	(1,098)
Notional amount of derivative liability	9,575	37,999
Accrued expenses and other current liabilities [Member] | Designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(1)	(1,584)
Notional amount of derivative liability	$ 2,250	$ 50,186